As filed with the Securities and Exchange Commission on March 8, 2012

Securities Act of 1933 File No. 333-178501
Investment Company Act of 1940 File No. 811-22644

United States
Securities and Exchange Commission
Washington, D.C. 20549
____________________

FORM N-2

☐	Registration Statement under the Securities Act of 1933
	☒	Pre-Effective Amendment No. 2
	☐	Post-Effective Amendment No.
and
☐	Registration Statement under the Investment Company Act of 1940
	☒	Amendment No. 2
____________________
BLACKROCK ALTERNATIVES ALLOCATION TEI PORTFOLIO LLC
(Exact Name of Registrant as Specified in Charter)
____________________
100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)
(800) 882-0052
(Registrant's telephone number, including area code)

John Perlowski, President
BlackRock Alternatives Allocation TEI Portfolio LLC
55 East 52nd Street
New York, New York 10055
(Name and Address of Agent for Service)
____________________
Copies to:
Thomas A. DeCapo, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
One Beacon Street
Boston, Massachusetts 02108
____________________

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Limited Liability Company Units	N/A	N/A	$1,000,000(1)	$114.60(2)

(1) Estimated solely for purposes of calculating the registration fee.

(2) Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The Registration Statement also has been signed by BlackRock Alternatives Allocation Master Portfolio LLC, the master fund in the Registrant's master-feeder structure.

EXPLANATORY NOTE

The Prospectus, in the form filed on February 24, 2012 with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, is incorporated by reference.

This Pre-Effective Amendment No. 2 to the Registrant's Registration Statement is being filed solely for the purpose of filing with the Commission certain of the exhibits set forth in Item 25 to Part C of this Registration Statement.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

The agreements included or incorporated by reference as exhibits to this registration statement contain representations and warranties by each of the parties to the applicable agreement. These representations and warranties were made solely for the benefit of the other parties to the applicable agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in such agreement by disclosures that were made to the other party in connection with the negotiation of the applicable agreement; (iii) may apply contract standards of "materiality" that are different from "materiality" under the applicable securities laws; and (iv) were made only as of the date of the applicable agreement or such other date or dates as may be specified in the agreement.
The Registrant acknowledges that, notwithstanding the inclusion of the foregoing cautionary statements, it is responsible for considering whether additional specific disclosures of material information regarding material contractual provisions are required to make the statements in this registration statement not misleading.

(1)	Financial Statements
Audited Financial Statements (1) Report of Independent Registered Public Accounting Firm (1)
(2)	Exhibits
(a)	Limited Liability Company Agreement – filed herewith
(b)	By-Laws – filed herewith
(c)	Inapplicable
(d)	Refer to Exhibits (a) and (b) above
(e)	Inapplicable
(f)	Inapplicable
(g)(1)	Form of Investment Management Agreement – filed herewith
(2)	Form of Sub-Investment Advisory Agreement with BlackRock Financial Management, Inc. – filed herewith
(h)(1)	Form of Distribution Agreement between Registrant and BlackRock Investments, LLC – filed herewith
(2)	Form of Broker-Dealer Agreement – filed herewith
(3)	Form of Distribution and Service Plan – filed herewith
(i)	BlackRock Closed-End Funds Amended and Restated Deferred Compensation Plan – filed herewith

(j)	Form of Custody Agreement – filed herewith
(k)(1)	Form of Administrative, Accounting and Investor Services Agreement – filed herewith
(2)	Form of Name Licensing Agreement – filed herewith
(3)	Form of Expense Limitation Agreement – filed herewith
(l)	Opinion and Consent of Counsel to the Registrant (1)
(m)	Inapplicable
(n)	Independent Registered Public Accounting Firm Consent (1)
(o)	Inapplicable
(p)	Form of Subscription Agreement – filed herewith
(q)	Inapplicable
(r)(1)	Code of Ethics of the Registrant – filed herewith
(2)	Code of Ethics of the Advisor and Sub-Advisor – filed herewith
(s)	Power of Attorney (2)
_________________________
(1)	To be filed by amendment.

(2)	Previously filed as an exhibit to Pre-Effective Amendment No. 1 the Registrant's Registration Statement on Form N-2, as filed with the Securities and Exchange Commission on February 24, 2012.

Item 26. Marketing Arrangements

Reference is made to the Form of Distribution Agreement for the Registrant's limited liability company interests to be filed by amendment to this registration statement.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fees	$	[ ]
Printing (other than certificates)		[ ]
Accounting fees and expenses		[ ]
Legal fees and expenses		[ ]
FINRA fee		[ ]
Miscellaneous		[ ]
Total	$	[ ]

Item 28. Persons Controlled by or under Common Control with the Registrant

None.

Item 29. Number of Holders of Shares

As of [                     ], 2012:

Title of Class	Number of Record Holders
Limited Liability Company Units	[ ]

Item 30. Indemnification

Sections 3.6 and 3.7 of the Registrant's Limited Liability Company Agreement provide as follows:

3.6 DUTY OF CARE

(a)           No Director or officer of the Company shall be liable to the Company or to any of its Members for any loss or damage occasioned by any act or omission in the performance of his or her services to the Company as a Director, unless it shall be determined by final judicial decision on the merits from which there is no further right to appeal that such loss is due to an act or omission of such Director or officer constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Director's or officer's office.

(b)           Members not in breach of any obligation hereunder or under any agreement pursuant to which a Member subscribed for Units shall be liable to the Company, any Member or third parties only as provided under the Delaware Act.

3.7 INDEMNIFICATION

(a)           The Company hereby agrees to indemnify each person who at any time serves as a Director or officer of the Company (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such indemnitee may be or may have been involved as a party or otherwise or with which such indemnitee may be or may have been threatened, while acting in any capacity set forth in this Section 3.7 by reason of the indemnitee having acted in any such capacity, except with respect to any matter as to which the indemnitee shall not have acted in good faith in the reasonable belief that the indemnitee's action was in the best interest of the Company or, in the case of any criminal proceeding, as to which the indemnitee shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the indemnitee's position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Directors or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Agreement shall continue as to a person who has ceased to be a Director or officer of the Company and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Agreement or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Director or officer of the Company or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b)           Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Directors who are Disinterested Non-Party Directors that the indemnitee should be entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)           The Company shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Company receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Company unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Directors determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his or her undertaking, (ii) the Company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Directors, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)           The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Agreement, the By-Laws of the Company, any statute, agreement, vote of Members or Directors who are not ''interested persons'' of the Company (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

(e)           Subject to any limitations provided by the 1940 Act and this Agreement, the Company shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Company or serving in any capacity at the request of the Company to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Directors.

Reference is also made to Sections 11 and 12 of the Registrant's Investment Management Agreement, Sections 10 and 11 of the Registrant's Sub-Investment Advisory Agreement and Section 8 of the Registrant's Distribution Agreement, each of which contains similar provisions in respect of indemnification.  Additionally, the Registrant and the other funds in the BlackRock Closed-End Fund Complex jointly maintain, at their own expense, E&O/D&O insurance policies for the benefit of its Directors, officers and certain affiliated persons.  The Registrant pays a pro rata portion of the premium on such insurance policies.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

BlackRock Advisors, LLC, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BlackRock Advisors, LLC or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of BlackRock Advisors, LLC filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-47710).

BlackRock Financial Management, Inc., a corporation organized under the laws of Delaware, acts as investment sub-adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of BlackRock Financial Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BlackRock Financial Management, Inc. or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of BlackRock Financial Management, Inc. filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-48433).

Item 32. Location of Accounts and Records

The Registrant's accounts, books and other documents are currently located at the offices of (i) the Registrant, (ii) the Advisor, (iii) the Sub-Advisor, (iv) the Custodian and (v) the Administrator.  The address of each is as follows:

1.	BlackRock Alternatives Allocation TEI Portfolio LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

2.	BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

3.	BlackRock Financial Management, Inc.
40 East 52nd Street
New York, New York 10022

4.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

5.	The Bank of New York Mellon
101 Barclay Street, 20W
New York, New York 10286

Item 33. Management Services

Not Applicable

Item 34. Undertakings

(1)           The Registrant hereby undertakes to suspend the offering of its limited liability company interests until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)           Not Applicable

(3)           Not Applicable

(4)
(a)           The Registrant undertakes: to file, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement (1) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (2) to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; (3) and to include any material information with respect to any plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement;

(b)           that for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)           to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d)           that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; PROVIDED, HOWEVER, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(e)           that, for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:  (1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;  (2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and  (3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(5)           If applicable:

(a)           for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)           for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)           Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of March 2012.

BLACKROCK ALTERNATIVES ALLOCATION TEI PORTFOLIO LLC

By:	/s/ John Perlowski
John Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the 8th day of March 2012.

Signature	Title

/s/ John Perlowski
John Perlowski	President and Chief Executive Officer

/s/ Neal J. Andrews
Neal J. Andrews	Chief Financial Officer

*
Richard E. Cavanagh	Director

*
Frank J. Fabozzi	Director

*
Kathleen F. Feldstein	Director

*
James T. Flynn	Director

*
Jerrold B. Harris	Director

*
R. Glenn Hubbard	Director

*
Karen P. Robards	Director

Signature Page to TEI N-2 - 1

*
Paul L. Audet	Director

*
Henry Gabbay	Director

*
W. Carl Kester	Director

*
Michael J. Castellano	Director

*By:	/s/ John Perlowski
John Perlowski
as Attorney-in-Fact

Signature Page to TEI N-2 - 2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of March 2012.

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

By:	/s/ John Perlowski
John Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the 8th day of March 2012.

Signature	Title

/s/ John Perlowski
John Perlowski	President and Chief Executive Officer

/s/ Neal J. Andrews
Neal J. Andrews	Chief Financial Officer

*
Richard E. Cavanagh	Director

*
Frank J. Fabozzi	Director

*
Kathleen F. Feldstein	Director

*
James T. Flynn	Director

*
Jerrold B. Harris	Director

*
R. Glenn Hubbard	Director

*
Karen P. Robards	Director

Signature Page to TEI N-2 - 3

*
Paul L. Audet	Director

*
Henry Gabbay	Director

*
W. Carl Kester	Director

*
Michael J. Castellano	Director

*By:	/s/ John Perlowski
John Perlowski
as Attorney-in-Fact

Signature Page to TEI N-2 - 4

EXHIBIT INDEX

Exhibit	Description of Exhibit

(a)	Limited Liability Company Agreement

(b)	Bylaws

(g)(1)	Form of Investment Management Agreement

(g)(2)	Form of Sub-Investment Advisory Agreement with BlackRock Financial Management, Inc.

(h)(1)	Form of Distribution Agreement between Registrant and BlackRock Investments, LLC

(h)(2)	Form of Broker-Dealer Agreement

(h)(3)	Form of Distribution and Service Plan

(i)	BlackRock Closed-End Funds Amended and Restated Deferred Compensation Plan

(j)	Form of Custody Agreement

(k)(1)	Form of Administrative, Accounting and Investor Services Agreement

(k)(2)	Form of Name Licensing Agreement

(k)(3)	Form of Expense Limitation Agreement

(p)	Form of Subscription Agreement

(r)(1)	Code of Ethics of the Registrant

(r)(2)	Code of Ethics of the Advisor and Sub-Advisor